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UNITED STATES	OMB Number: 3235-0582
SECURITIES AND EXCHANGE COMMISSION	Expires: March 31, 2006
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07384

Nicholas Applegate Institutional Funds
(Exact name of registrant as specified in charter)

600 West Broadway 30th floor San Diego CA			92101
(Address of principal executive offices)			(Zip code)

Charles H. Field, Jr., General Counsel Nicholas Applegate Capital Management 600 West Broadway, 30th floor San Diego, CA 92101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		619-652-5422

Date of fiscal year end:	March 31, 2005

Date of reporting period:	7/1/2004 - 6/30/2005

Item 1. Proxy Voting Record.

Reference is made to the Annual Report of Proxy Voting Record of Nicholas-Applegate Institutional Funds dated August 30, 2005, filed on Form N-PX on August 30, 2005 and incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nicholas Applegate Institutional Funds

By (Signature and Title)*

/s/ Horacio A. Valeiras
Horacio A. Valeiras, President
Date	December 6, 2005

*Print the name and title of each signing officer under his or her signature.